Deferred Revenue	12 Months Ended
Mar. 31, 2024
Deferred Revenue
Deferred Revenue

35. Deferred Revenue

	March 31,
	2023	2024
Global Distribution System provider	38,417	-
Loyalty program	7,304	3,360
Total	45,721	3,360
Non-current	-	-
Current	45,721	3,360
Total	45,721	3,360

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

“Global Distribution System providers” represents the amount received upfront by the group as a part of commercial arrangement with the Global Distribution System (“GDS”) providers for facilitating the booking of airline tickets on our websites or other distribution channels. The same is recognized as revenue for actual airline tickets sold over the total number of airline tickets to be sold as per the term of the agreement, in both cases sold on such GDS platforms, and the balance amount is recognized as deferred revenue.

	March 31,
	2023	2024
At 1 April	248,177	45,721
Deferred during the year	-	-
Recorded in statement of profit or loss	(202,456)	(42,361)
Transferred to other financial liability (deposits)	-	-
At 31 March	45,721	3,360